Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of Presentation
Basis of Presentation

The company's consolidated financial statements for the year ended December 31, 2017 are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) effective as at December 31, 2017, except IFRS 9 (2010) Financial Instruments which was adopted early. The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments and fair value through profit and loss (“FVTPL”) financial assets and liabilities that have been measured at fair value.

The consolidated balance sheets of the company are presented on a non-classified basis. Assets expected to be realized and liabilities expected to be settled within the company's normal operating cycle of one year are considered current, including the following balances: cash, short term investments, insurance contract receivables, deferred premium acquisition costs, income taxes payable, and short sale and derivative obligations. The following balances are considered non-current: deferred income taxes and goodwill and intangible assets. All other balances are comprised of current and non-current amounts.

The holding company has significant liquid resources that are generally not restricted by insurance regulators. The operating subsidiaries are primarily insurers and reinsurers that are often subject to a wide variety of insurance and other laws and regulations that vary by jurisdiction and are intended to protect policyholders rather than investors. These laws and regulations may limit the ability of operating subsidiaries to pay dividends or make distributions to parent companies. The company's consolidated balance sheet and consolidated statement of cash flows therefore make a distinction in classification between the holding company and the operating subsidiaries for cash and short term investments to provide additional insight into the company's liquidity, financial leverage and capital structure.

These consolidated financial statements were approved for issue by the company’s Board of Directors on March 9, 2018.

Consolidation
Consolidation
Subsidiaries - The company's consolidated financial statements include the assets, liabilities, equity, revenue, expenses and cash flows of the holding company and its subsidiaries. A subsidiary is an entity over which the company has control. The company controls an entity when the company has power over the entity, is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Assessment of control is based on the substance of the relationship between the company and the entity and includes consideration of both existing voting rights and, if applicable, potential voting rights that are currently exercisable and convertible. The operating results of subsidiaries acquired are included in the consolidated financial statements from the date control is acquired (typically the acquisition date). The operating results of subsidiaries that are divested during the year are included up to the date control ceased and any difference between the fair value of the consideration received and the carrying value of a divested subsidiary is recognized in the consolidated statement of earnings.
The consolidated financial statements were prepared as of December 31, 2017 and 2016 based on individual holding companies' and subsidiary companies' financial statements at those dates. Accounting policies of subsidiaries have been aligned with those of the company where necessary. The company's significant subsidiaries are identified in note 29.
Non-controlling interests - A non-controlling interest is initially recognized as the proportionate share of the identifiable net assets of a subsidiary on its acquisition date and is subsequently adjusted for the non-controlling interest's share of changes in the acquired subsidiary's earnings and capital. Effects of transactions with non-controlling interests are recorded in equity if there is no change in control.

Business combinations
Business combinations
Business combinations are accounted for using the acquisition method of accounting whereby the consideration transferred is measured at fair value at the date of acquisition. This consideration may include cash paid and the fair value at the date of exchange of assets given, liabilities incurred and equity instruments issued by the company or its subsidiaries. The consideration transferred also includes any contingent consideration arrangements, recorded at fair value. Directly attributable acquisition-related costs are expensed in the current period and reported within operating expenses. At the date of acquisition, the company recognizes the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquired business. The identifiable assets acquired and liabilities assumed are initially recognized at fair value. If the consideration transferred is less than the fair value of identifiable net assets acquired, the excess is recognized in the consolidated statement of earnings.
A pre-existing equity interest is re-measured to fair value at the date of a business combination with any gain or loss recognized in net gains (losses) on investments in the consolidated statement of earnings.

Goodwill and intangible assets
Goodwill and intangible assets
Goodwill - Goodwill is recorded as the excess of consideration transferred over the fair value of the identifiable net assets acquired in a business combination, less accumulated impairment charges, and is allocated to the cash-generating units expected to benefit from the acquisition for the purpose of impairment testing. On an annual basis or more frequently if there are potential indicators of impairment, the carrying value of a cash-generating unit inclusive of its allocated goodwill is compared to its recoverable amount, with any goodwill impairment measured as the excess of the carrying amount over the recoverable amount. Goodwill is derecognized on disposal of a cash-generating unit to which goodwill was previously allocated.
Intangible assets - Intangible assets are comprised primarily of customer and broker relationships, brand names, Lloyd's participation rights, computer software (including enterprise systems) and other acquired identifiable non-monetary assets without physical form.
Intangible assets are initially recognized at cost (fair value when acquired through a business combination) and subsequently measured at cost less accumulated amortization and impairment, where amortization is calculated using the straight-line method based on the estimated useful life of those intangible assets with a finite life. The carrying value of intangible assets with a finite life are re-evaluated by the company when there are potential indicators of impairment. Indefinite-lived intangible assets are not subject to amortization but are assessed for impairment annually or more frequently if there are potential indicators of impairment.
The estimated useful lives of the company's intangible assets are as follows:

Customer and broker relationships	8 to 20 years
Brand names and Lloyd's participation rights	Indefinite
Computer software	3 to 15 years

Brand names are considered to be indefinite-lived based on their strength, history and expected future use.

Investment in associates
Investments in associates
Investments in associates are accounted for using the equity method and are comprised of investments in corporations, limited partnerships and trusts where the company has the ability to exercise significant influence but not control. Under the equity method of accounting, an investment in associate is initially recognized at cost and adjusted thereafter for the post-acquisition change in the company's share of net assets of the associate. The company's share of profit (loss) and other comprehensive income (loss) of associates are reported in the corresponding lines in the consolidated statement of earnings and consolidated statement of comprehensive income, respectively. A pre-existing equity interest is re-measured to fair value at the date significant influence is obtained and included in the carrying value of the associate.
The fair value of associates is estimated at each reporting date (or more frequently when conditions warrant) using valuation techniques consistent with those applied to the company's other investments in equity instruments. See 'Determination of fair value' under the heading of 'Investments' for further details. If there is objective evidence that the carrying value of an associate is impaired, the associate is written down to its recoverable amount and the unrealized impairment loss is recognized in share of profit (loss) of associates in the consolidated statement of earnings. Impairment losses are reversed in future periods if the circumstances that led to the impairment no longer exist. The reversal is limited to restoring the carrying amount to what would have been determined had no impairment loss been recognized in prior periods.
Upon loss of significant influence, any retained interest classified as a financial asset is re-measured to fair value and all amounts previously recognized in other comprehensive income in relation to that investee are reclassified to the consolidated statement of earnings. Gains and losses on loss of significant influence or disposition of an associate are recognized in net gains (losses) on investments in the consolidated statement of earnings.

Foreign currency translation
Foreign currency translation
Functional and presentation currency - The consolidated financial statements are presented in U.S. dollars which is the holding company's functional currency and the presentation currency of the consolidated group.
Foreign currency transactions - Foreign currency transactions are translated into the functional currencies of the holding company and its subsidiaries using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of earnings. Non-monetary items carried at cost are translated using the exchange rate at the date of the transaction. Non-monetary items carried at fair value are translated at the date the fair value is determined.
Translation of foreign subsidiaries - The functional currencies of some of the company's subsidiaries (principally in Canada, the United Kingdom and Asia) differ from the consolidated group U.S. dollar presentation currency. As a result, the assets and liabilities of these foreign subsidiaries (including goodwill and fair value adjustments arising on their acquisition, where applicable) are translated on consolidation at the rates of exchange prevailing at the balance sheet date. Revenue and expenses are translated at the average rate of exchange for the period. The net unrealized gain or loss resulting from this translation is recognized in accumulated other comprehensive income, and only recycled to the consolidated statement of earnings upon reduction of an investment in a foreign subsidiary.
Net investment hedge - The company has designated a portion of the principal amount of its Canadian dollar denominated borrowings as a hedge of its net investment in its Canadian subsidiaries. The cumulative unrealized gain or loss relating to the effective portion of the hedge is recognized in accumulated other comprehensive income, and only recycled to the consolidated statement of earnings upon reduction of an investment in a hedged foreign subsidiary. Gains and losses relating to any ineffective portion of the hedge are recorded in net gains (losses) on investments in the consolidated statement of earnings.

Comprehensive income (loss)
Comprehensive income (loss)
Comprehensive income (loss) consists of net earnings (loss) and other comprehensive income (loss) and includes all changes in total equity during a period, except for those resulting from investments by owners or distributions to owners. Unrealized foreign currency translation amounts arising from foreign subsidiaries and associates that do not have U.S. dollar functional currencies and the effective portion of changes in the fair value of hedging instruments on hedges of net investments in foreign subsidiaries are recognized in other comprehensive income (loss) and included in accumulated other comprehensive income (loss) until recycled to the consolidated statement of earnings on reduction of an investment in a foreign subsidiary or associate. Actuarial gains and losses and changes in asset limitation amounts on defined benefit pension and post retirement plans are recorded in other comprehensive income (loss) and included in accumulated other comprehensive income (loss) without recycling. Upon settlement of the defined benefit plan or disposal of the related associate or subsidiary, those amounts are reclassified directly to retained earnings. Accumulated other comprehensive income (loss), net of income taxes, is included on the consolidated balance sheet as a component of common shareholders' equity.

Consolidated statement of cash flows
Consolidated statement of cash flows
The company's consolidated statement of cash flows is prepared in accordance with the indirect method, classifying cash flows by operating, investing and financing activities.
Cash and cash equivalents - Cash and cash equivalents consist of holding company and subsidiary cash on hand, demand deposits with banks and other short term highly liquid investments with maturities of three months or less when purchased, and exclude cash and short term highly liquid investments that are restricted.

Investments
Investments
Investments include cash and cash equivalents, short term investments, equity instruments, debt instruments, securities sold short, derivatives, investment property and investments in associates. Management determines the appropriate classifications of investments at their acquisition date. The company has not designated any financial assets or liabilities (including derivatives) as accounting hedges except for the hedge of its net investment in Canadian subsidiaries as described in note 7.
Classification - Short term investments, equity instruments, bonds, securities sold short and derivatives are classified as FVTPL.
An investment in a debt instrument is measured at amortized cost if (i) the objective of the company's business model is to hold the instrument in order to collect contractual cash flows and (ii) the contractual terms of the instrument give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. The company's business model currently does not permit any of its short term investments or bonds to be measured at amortized cost.
Recognition and measurement - The company recognizes purchases and sales of investments on the trade date, which is the date on which the company commits to purchase or sell the asset. Transactions pending settlement are reflected on the consolidated balance sheet in other assets or in accounts payable and accrued liabilities.
Investments classified as FVTPL are carried at fair value on the consolidated balance sheet, with transaction costs expensed as incurred and changes in fair value reported in the consolidated statement of earnings as interest and dividends and net gains (losses) on investments. Interest and dividends comprises dividends received on holdings of common stocks and preferred stocks, and interest income on short term investments and bonds calculated using the effective interest method, net of investment expenses. All other changes in fair value of investments classified as FVTPL are reported in net gains (losses) on investments in the consolidated statement of earnings, such that the sum of interest income and net gains (losses) on short term investments and bonds is equal to their total change in fair value for the reporting period.
Interest and dividends and net gains (losses) on investments are reported as operating activities in the consolidated statement of cash flows.
An investment is derecognized when the rights to receive cash flows from the investment have expired or have been transferred and when the company has transferred substantially the risks and rewards of ownership.
Short term investments - Debt instruments with maturity dates between three months and twelve months when purchased are presented as short term investments.
Bonds - Debt instruments with maturity dates greater than twelve months when purchased are presented as bonds.
Securities sold short - Securities sold short ("short sales") represent obligations to deliver securities which were not owned at the time of the sale.
Derivatives - Derivatives may include interest rate, credit default, currency and total return swaps, consumer price index linked ("CPI-linked"), futures, forwards, warrants and option contracts, all of which derive their value mainly from changes in underlying interest rates, foreign exchange rates, credit ratings, commodity values, inflation indexes or equity instruments. A derivative contract may be traded on an exchange or over-the-counter (“OTC”). Exchange-traded derivatives are standardized and include futures and certain warrants and option contracts. OTC derivative contracts are individually negotiated between contracting parties and may include the company's forwards, CPI-linked derivatives and total return swaps.
The company uses derivatives principally to mitigate financial risks arising from its investment holdings and reinsurance recoverables, and monitors its derivatives for effectiveness in achieving their risk management objectives.
The fair value of derivatives in a gain position is presented on the consolidated balance sheet in derivatives and other invested assets in portfolio investments and in cash and investments of the holding company. The fair value of derivatives in a loss position and obligations to purchase securities sold short, if any, are presented on the consolidated balance sheet in short sale and derivative obligations. The initial premium paid for a derivative contract, if any, would be recorded as a derivative asset and subsequently adjusted for changes in the fair value of the contract at each balance sheet date. Changes in the fair value of a derivative are recorded as net gains (losses) on investments in the consolidated statement of earnings at each balance sheet date, with a corresponding adjustment to the carrying value of the derivative asset or liability.
Cash received from counterparties as collateral for derivative contracts is recognized within holding company cash and investments or subsidiary cash and short term investments, and a corresponding liability is recognized within accounts payable and accrued liabilities. Securities received from counterparties as collateral are not recorded as assets.
Cash and securities delivered to counterparties as collateral for derivative contracts continue to be reflected as assets on the consolidated balance sheet within holding company cash and investments or within portfolio investments as assets pledged for short sale and derivative obligations.
Equity contracts - The company's long equity total return swaps allow the company to receive the total return on a notional amount of an equity index or individual equity (including dividends and capital gains or losses) in exchange for the payment of a floating rate of interest on the notional amount. Conversely, short equity total return swaps allow the company to pay the total return on a notional amount of an equity index or individual equity in exchange for the receipt of a floating rate of interest on the notional amount. The company classifies dividends and interest paid or received related to its long and short equity and equity index total return swaps on a net basis as interest and dividends in the consolidated statement of earnings. The company's equity and equity index total return swaps contain contractual reset provisions requiring counterparties to cash-settle monthly or quarterly any fair value movements arising subsequent to the prior settlement. Any cash amounts paid to settle unfavourable fair value changes and, conversely, any cash amounts received in settlement of favourable fair value changes, are recorded as net gains (losses) on investments in the consolidated statement of earnings. To the extent that a contractual reset date of a contract does not correspond to the balance sheet date, the company records net gains (losses) on investments in the consolidated statement of earnings to adjust the carrying value of the derivative asset or liability associated with each total return swap contract to reflect its fair value at the balance sheet date. Final cash settlements of total return swaps are recognized as net gains (losses) on investments net of any previously recorded unrealized fair value changes since the last quarterly reset date. Total return swaps require no initial net investment and have a fair value of nil at inception.
CPI-linked derivative contracts - The company's derivative contracts referenced to consumer price indexes (“CPI”) in the geographic regions in which it operates serve as an economic hedge against the potential adverse financial impact on the company of decreasing price levels. These contracts may be structured to provide a payout at maturity if there is cumulative deflation over the life of the contract or if cumulative average inflation is below a specified floor rate over the life of the contract. As the average remaining life of a CPI-linked derivative declines, the fair value of the contract (excluding the impact of changes in the underlying CPI) will generally decline.
Determination of fair value - Fair values for substantially all of the company's financial instruments are measured using market or income approaches. Considerable judgment may be required in interpreting market data used to develop estimates of fair value. Accordingly, actual values realized in future market transactions may differ from the estimates presented in these consolidated financial statements. The use of different market assumptions and/or valuation methodologies may have a material effect on the estimated fair values. The fair values of financial instruments are based on bid prices for financial assets and ask prices for financial liabilities. The company categorizes its fair value measurements using a three level hierarchy in accordance with IFRS ("fair value hierarchy") as described below:
Level 1 - Inputs represent unadjusted quoted prices for identical instruments exchanged in active markets. The fair values of securities sold short, the majority of the company's common stocks, equity call options and certain warrants are based on published quotes in active markets.
Level 2 - Inputs include directly or indirectly observable inputs (other than Level 1 inputs) such as quoted prices for similar financial instruments exchanged in active markets, quoted prices for identical or similar financial instruments exchanged in inactive markets and other market observable inputs. The fair value of the vast majority of the company's investments in bonds are priced based on information provided by independent pricing service providers while much of the remainder, along with most derivative contracts (including total return swaps, U.S. treasury bond forward contracts and certain warrants) are based primarily on non-binding third party broker-dealer quotes that are prepared using Level 2 inputs. Where third party broker-dealer quotes are used, typically one quote is obtained from a broker-dealer with particular expertise in the instrument being priced. Preferred stocks are priced using a combination of independent pricing service providers and internal valuation models that rely on directly or indirectly observable inputs.
The fair values of investments in certain limited partnerships classified as common stocks on the consolidated balance sheet are based on the net asset values received from the general partner, adjusted for liquidity as required and are classified as Level 2 when they may be liquidated or redeemed within three months or less of providing notice to the general partner. Otherwise, such investments in limited partnerships are classified as Level 3.
Level 3 - Inputs include unobservable inputs used in the measurement of financial instruments. Management is required to use its own assumptions regarding unobservable inputs as there is little, if any, market activity in these instruments or related observable inputs that can be corroborated at the measurement date. CPI-linked derivatives are classified as Level 3 and valued using broker-dealer quotes which management has determined utilize market observable inputs except for the inflation volatility input which is not market observable.
Transfers between fair value hierarchy categories are considered effective from the beginning of the reporting period in which the transfer is identified.
Valuation techniques used by the company's independent pricing service providers and third party broker-dealers include use of prices from similar instruments where observable market prices exist, discounted cash flow analysis, option pricing models, and other valuation techniques commonly used by market participants. The company assesses the reasonableness of pricing received from these third party sources by comparing the fair values received to recent transaction prices for similar assets where available, to industry accepted discounted cash flow models (that incorporate estimates of the amount and timing of future cash flows and market observable inputs such as credit spreads and discount rates) and to option pricing models (that incorporate market observable inputs including the quoted price, volatility and dividend yield of the underlying security and the risk free rate).
Fair values of CPI-linked derivative contracts received from third party broker-dealers are assessed by comparing the fair values to recent market transactions where available and values determined using third party pricing software based on the Black-Scholes option pricing model for European-style options that incorporates market observable and unobservable inputs such as the current value of the relevant CPI underlying the derivative, the inflation swap rate, nominal swap rate and inflation volatility. The fair values of CPI-linked derivative contracts are sensitive to assumptions such as market expectations of future rates of inflation and related inflation volatilities.
The company employs dedicated personnel responsible for the valuation of its investment portfolio. Detailed valuations are performed for those financial instruments that are priced internally, while external pricing received from independent pricing service providers and third party broker-dealers are evaluated by the company for reasonableness. The company's Chief Financial Officer oversees the valuation function and regularly reviews valuation processes and results, including at each quarterly reporting period. Significant valuation matters, particularly those requiring extensive judgment, are communicated to the company's Audit Committee.

Accounts receivable and accounts payable
Accounts receivable and accounts payable
Accounts receivable and accounts payable are recognized initially at fair value. Due to their short-term nature, carrying value is considered to approximate fair value.

Insurance contracts
Insurance contracts
Insurance contracts are those contracts that have significant insurance risk at the inception of the contract. Insurance risk arises when the company agrees to compensate a policyholder if a specified uncertain future event adversely affects the policyholder, with the possibility of paying (including variability in timing of payments) significantly more in a scenario where the insured event occurs than when it does not occur. Contracts not meeting the definition of an insurance contract under IFRS are classified as investment contracts, derivative contracts or service contracts, as appropriate.
Revenue recognition - Premiums written are deferred as unearned premiums and recognized as revenue, net of premiums ceded, on a pro rata basis over the terms of the underlying policies. Net premiums earned are reported gross of premium taxes which are included in operating expenses as the related premiums are earned. Certain reinsurance premiums are estimated at the individual contract level, based on historical patterns and experience from the ceding companies for contracts where reports from ceding companies for the period are not contractually due until after the balance sheet date. The cost of reinsurance purchased by the company (premiums ceded) is included in recoverable from reinsurers and is amortized over the contract period in proportion to the amount of insurance protection provided. Unearned premium represents the portion of premiums written relating to periods of insurance and reinsurance coverage subsequent to the balance sheet date. Impairment losses on insurance premiums receivable are included in operating expenses in the consolidated statement of earnings.
Deferred premium acquisition costs - Certain costs of acquiring insurance contracts, consisting of brokers' commissions and premium taxes, are deferred and charged to earnings as the related premiums are earned. Deferred premium acquisition costs are limited to their estimated realizable value based on the related unearned premium, which considers anticipated losses and loss adjustment expenses and estimated remaining costs of servicing the business based on historical experience. The ultimate recoverability of deferred premium acquisition costs is determined without regard to investment income. Brokers' commissions are included in commissions, net, in the consolidated statement of earnings. Premium taxes and impairment losses on deferred premium acquisition costs are included in operating expenses in the consolidated statement of earnings.
Provision for losses and loss adjustment expenses - The company is required by applicable insurance laws, regulations and Canadian accepted actuarial practice to establish reserves for payment of losses and loss adjustment expenses that arise from the company's general insurance and reinsurance products and its run-off operations. These reserves are based on assumptions that represent the best estimates of possible outcomes aimed at evaluating the expected ultimate cost to settle claims occurring prior to, but still outstanding as of, the balance sheet date. The company establishes its reserves by product line, type and extent of coverage and year of occurrence. Loss reserves fall into two categories: reserves for reported losses (case reserves) and reserves for incurred but not reported (“IBNR”) losses. Additionally, reserves are held for loss adjustment expenses, which include the estimated legal and other expenses expected to be incurred to finalize the settlement of the losses. Losses and loss adjustment expenses are charged to losses on claims, gross, in the consolidated statement of earnings.
The company's reserves for reported losses and loss adjustment expenses are based on estimates of future payments to settle reported general insurance and reinsurance claims and claims from its run-off operations. Case reserve estimates are based on the facts available at the time the reserves are established and for reinsurance, based on reports and individual case reserve estimates received from ceding companies. The company establishes these reserves on an undiscounted basis to recognize the estimated costs of bringing pending claims to final settlement, taking into account inflation, as well as other factors that can influence the amount of reserves required, some of which are subjective and some of which are dependent on future events. In determining the level of reserves, the company considers historical trends and patterns of loss payments, pending levels of unpaid claims and types of coverage. In addition, court decisions, economic conditions and public attitudes may affect the ultimate cost of settlement and, as a result, the company's estimation of reserves. Between the reporting and final settlement of a claim, circumstances may change, which would result in changes to established reserves. Items such as changes in law and interpretations of relevant case law, results of litigation, changes in medical costs, as well as costs of vehicle and building repair materials and labour rates can substantially impact ultimate settlement costs. Accordingly, the company regularly reviews and re-evaluates case reserves. Any resulting adjustments are included in the consolidated statement of earnings in the period the adjustment is made. Amounts ultimately paid for losses and loss adjustment expenses can vary significantly from the level of reserves originally set or currently recorded.
The company also establishes reserves for IBNR claims on an undiscounted basis to recognize the estimated final settlement cost for loss events which have already occurred but which have not yet been reported. Historical information and statistical models, based on product line, type and extent of coverage, as well as reported claim trends, claim severities, exposure growth, and other factors, are relied upon to estimate IBNR reserves. These estimates are revised as additional information becomes available and as claims are actually reported and paid.
Estimation techniques - Provisions for losses and loss adjustment expenses and provisions for unearned premiums are determined based upon previous claims experience, knowledge of events, the terms and conditions of the relevant policies and on interpretation of circumstances. Particularly relevant is experience with similar cases and historical claims payment trends. The approach also includes consideration of the development of loss payment trends, the potential longer term significance of large events, the levels of unpaid claims, legislative changes, judicial decisions and economic and political conditions.
Where possible the company applies several commonly accepted actuarial projection methodologies in estimating required provisions to give greater insight into the trends inherent in the data being projected. These include methods based upon the following: the development of previously settled claims, where payments to date are extrapolated for each prior year; estimates based upon a projection of numbers of claims and average cost; notified claims development, where notified claims to date for each year are extrapolated based upon observed development of earlier years; and, expected loss ratios. In addition, the company uses other techniques such as aggregate benchmarking methods for specialist classes of business. In selecting its best estimate, the company considers the appropriateness of the methods to the individual circumstances of the line of business and accident or underwriting year.
Large claims impacting each relevant line of business are generally assessed separately, being measured either at the face value of the loss adjusters' estimates or projected separately in order to allow for the future development of large claims.
Provisions for losses and loss adjustment expenses are calculated gross of any reinsurance recoveries. A separate estimate is made of the amounts that will be recoverable from reinsurers based upon the gross provisions and having due regard to collectability.
The provisions for losses and loss adjustment expenses are subject to review at the subsidiary level by subsidiary actuaries, at the corporate level by the company's Chief Risk Officer and by independent third party actuaries. In addition, for major classes of business where the risks and uncertainties inherent in the provisions are greatest, ad hoc detailed reviews are undertaken by internal and external advisers who are able to draw upon their specialist expertise and a broader knowledge of current industry trends in claims development. The results of these reviews are considered when establishing the appropriate levels of provisions for losses and loss adjustment expenses and unexpired risks.

Reinsurance
Reinsurance
Reinsurance does not relieve the originating insurer of its liability and is reflected on the consolidated balance sheet on a gross basis to indicate the extent of credit risk related to reinsurance and the obligations of the insurer to its policyholders. Reinsurance assets include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and ceded unearned premiums. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance is recorded gross on the consolidated balance sheet unless a legal right to offset against a liability owing to the same reinsurer exists.
Ceded premiums and losses are recorded in the consolidated statement of earnings in premiums ceded to reinsurers and losses on claims ceded to reinsurers respectively and in recoverable from reinsurers on the consolidated balance sheet. Commission income earned on premiums ceded to reinsurers is included in commissions, net in the consolidated statement of earnings. Unearned premiums are reported before reduction for premiums ceded to reinsurers and the reinsurers' portion is classified with recoverable from reinsurers on the consolidated balance sheet along with the estimates of the reinsurers' shares of provision for claims determined on a basis consistent with the related claims liabilities.
Impairment - Reinsurance assets are assessed regularly for any events that may trigger impairment, including legal disputes with third parties, changes in capital, surplus levels and in credit ratings of a counterparty, and historic experience regarding collectability from specific reinsurers. If there is objective evidence that a reinsurance asset is impaired, the carrying amount of the asset is reduced to its recoverable amount by recording a provision for uncollectible reinsurance in the consolidated statement of earnings.
Risk transfer - Reinsurance contracts are assessed to ensure that insurance risk is transferred by the ceding or assuming company to the reinsurer. Those contracts that do not transfer insurance risk are accounted for using the deposit method whereby a deposit asset or liability is recognized based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the ceding company.
Premiums - Premiums payable in respect of reinsurance ceded are recognized on the consolidated balance sheet in the period in which the reinsurance contract is entered into and include estimates for contracts in force which have not yet been finalized. Premiums ceded are recognized in the consolidated statement of earnings over the period of the reinsurance contract.

Income taxes
Income taxes
The provision for income taxes for the period comprises current and deferred income tax. Income taxes are recognized in the consolidated statement of earnings, except when related to items recognized in other comprehensive income or directly in equity. In those cases, the income taxes are also recognized in other comprehensive income or directly in equity, respectively.
Current income tax is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the company's subsidiaries and associates operate and generate taxable income.
Deferred income tax is calculated under the liability method whereby deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of assets and liabilities and their respective income tax bases at current substantively enacted tax rates. With the exception of initial recognition of deferred income tax arising from business combinations, changes in deferred income tax associated with components of other comprehensive income are recognized in other comprehensive income while all other changes in deferred income tax are included in the provision for income taxes in the consolidated statement of earnings.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. Carry forwards of unused losses or unused tax credits are tax effected and recognized as deferred tax assets when it is probable that future taxable profits will be available against which these losses or tax credits can be utilized.
Deferred income tax is not recognized on unremitted earnings of subsidiaries where the company has determined it is not probable those earnings will be repatriated in the foreseeable future.
Current and deferred income tax assets and liabilities are offset when the income taxes are levied by the same taxation authority and there is a legally enforceable right of offset.
On December 22, 2017 the United States enacted the Tax Cuts and Jobs Act ("U.S. tax reform") that, among other changes, introduced a new minimum base erosion and anti-abuse tax (“BEAT”) on certain payments to foreign affiliates and a U.S. tax on foreign earnings for certain global intangible low-taxed income ("GILTI"), applicable to U.S. corporate income tax for tax years beginning after December 31, 2017. The company will recognize charges related to BEAT and GILTI, if any, in the periods in which they are incurred, and does not include their impacts in measuring its net deferred income tax asset.

Investment property
Investment property
Real estate held by the company for investment purposes, such as capital appreciation or long-term rental yield, is initially recorded at cost (including transaction costs) and subsequently carried at historical cost less accumulated amortization and any accumulated impairment losses. On the consolidated balance sheet investment property held is included in portfolio investments by the insurance and reinsurance companies and in other assets by the non-insurance companies. Investment property rental income and gains or losses on disposal are recorded in the consolidated statement of earnings as interest and dividends and net gains (losses) on investments respectively by the insurance and reinsurance companies, and as other revenue by the non-insurance companies.

Other assets
Other assets
Other assets consist of inventories, receivables and investment properties of non-insurance companies included in the Other reporting segment, premises and equipment, accrued interest and dividends, income taxes refundable, receivables for securities sold, pension assets, deferred compensation assets, prepaid expenses and other miscellaneous receivables.
Premises and equipment – Premises and equipment is recorded at historical cost less accumulated amortization and any accumulated impairment losses. The company reviews premises and equipment for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. The cost of premises and equipment is depreciated on a straight-line basis over the asset's estimated useful life and charged to operating expenses in the consolidated statement of earnings.

Other revenue and expenses
Other revenue and expenses
Revenue from the sale of hospitality, travel and other non-insurance products and services are recognized when the price is fixed or determinable, collection is reasonably assured and the product or service has been delivered to the customer. The revenue and related cost of inventories sold or services provided are recorded in other revenue and other expenses respectively in the consolidated statement of earnings.

Borrowings
Borrowings
Borrowings are initially recognized at fair value, net of transaction costs incurred, and subsequently carried at amortized cost. Interest expense on borrowings is recognized in the consolidated statement of earnings using the effective interest rate method.

Equity
Equity
Common stock issued by the company is classified as equity when there is no contractual obligation to transfer cash or other financial assets to the holder of the shares. Incremental costs directly attributable to the issue or repurchase for cancellation of equity instruments are recognized in equity, net of tax.
Treasury shares are equity instruments reacquired by the company which have not been cancelled and are deducted from equity on the consolidated balance sheet, irrespective of the objective of the transaction. The company acquires its own subordinate voting shares on the open market for its share-based payment awards. No gain or loss is recognized in the consolidated statement of earnings on the purchase, sale, issue or cancellation of treasury shares. Consideration paid or received is recognized directly in equity.
Dividends and other distributions to holders of the company's equity instruments are recognized directly in equity.

Share-based payments
Share-based payments
The company has restricted share plans or equivalent for management of the holding company and its subsidiaries with vesting periods of up to ten years from the date of grant. The fair value of restricted share awards on the grant date is amortized to compensation expense over the vesting period, with a corresponding increase in the share-based payments equity reserve. At each balance sheet date, the company reviews its estimates of the number of restricted share awards expected to vest.

Net earnings per share attribute to shareholders of Fairfax
Net earnings per share attributable to shareholders of Fairfax
Net earnings (loss) per share - Basic net earnings (loss) per share is calculated by dividing the net earnings (loss) attributable to shareholders of Fairfax, after the deduction of preferred share dividends declared and the excess over stated value of preferred shares purchased for cancellation, by the weighted average number of subordinate and multiple voting shares issued and outstanding during the period, excluding subordinate voting shares purchased by the company and held as treasury shares.
Net earnings (loss) per diluted share - Diluted earnings (loss) per share is calculated by adjusting the weighted average number of subordinate and multiple voting shares outstanding during the period for the dilutive effect, if any, of share-based payments.

Pensions and post retirement benefits
Pensions and post retirement benefits
The company's subsidiaries have a number of arrangements in Canada, the United States, the United Kingdom and certain other jurisdictions that provide pension and post retirement benefits to retired and current employees. The holding company has no such arrangements or plans. Pension arrangements of the subsidiaries include defined benefit statutory pension plans, as well as supplemental arrangements that provide pension benefits in excess of statutory limits. These plans are a combination of defined benefit plans and defined contribution plans. The assets of these plans are held separately from the company's general assets in separate pension funds and invested principally in high quality fixed income securities and cash and short term investments. Certain of the company's post retirement benefit plans covering medical care and life insurance are internally funded.
Defined contribution plan - A defined contribution plan is a pension plan under which the company pays fixed contributions. Contributions to defined contribution pension plans are charged to operating expenses in the period in which the employment services qualifying for the benefit are provided. The company has no further payment obligations once the contributions have been paid.
Defined benefit plan - A defined benefit plan is a plan that defines an amount of pension or other post retirement benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and salary. Actuarial valuations of benefit liabilities for the majority of pension and post retirement benefit plans are performed each year using the projected benefit method prorated on service, based on management's assumptions.
Defined benefit obligations, net of the fair value of plan assets, and adjusted for pension asset limitations, if any, are accrued on the consolidated balance sheet in accounts payable and accrued liabilities (note 14). Plans in a net asset position, subject to any minimum funding requirements, are recognized in other assets (note 13).
Defined benefit expense recognized in the consolidated statement of earnings includes the net interest on the net defined benefit liability (asset) calculated using a discount rate based on market yields on high quality bonds, past service costs arising from plan amendments or curtailments and gains or losses on plan settlements.
Re-measurements, consisting of actuarial gains and losses on plan liabilities, the actual return on plan assets (excluding the net interest component) and any change in asset limitation amounts, are recognized in other comprehensive income and subsequently included in accumulated other comprehensive income. These re-measurements will not be recycled to the consolidated statement of earnings in the future, but are reclassified to retained earnings upon settlement of the plan or disposal of the related subsidiary.

Operating leases
Operating leases
The company and its subsidiaries are lessees under various operating leases relating to premises, automobiles and equipment. Payments made under an operating lease, net of any incentives received from the lessor, are recorded in operating expenses on a straight-line basis over the term of the lease.

New accounting pronouncements
New accounting pronouncements adopted in 2017
The company adopted the following amendments, effective January 1, 2017. These changes were adopted in accordance with the applicable transitional provisions of each amendment, and did not have a significant impact on the consolidated financial statements.

IFRS Annual Improvements 2014-2016
In December 2016 the IASB issued an amendment to clarify the scope of the disclosure requirements in IFRS 12 Disclosure of Interests in Other Entities.

Recognition of Deferred Tax Assets for Unrealised Losses (Amendments to IAS 12)
In January 2016 the IASB issued amendments to IAS 12 Income Taxes to clarify the requirements on recognition of deferred income tax assets for unrealized losses.

Disclosure Initiative (Amendments to IAS 7)
In January 2016 the IASB issued amendments to IAS 7 Statement of Cash Flows that require additional disclosures for cash and non-cash changes in liabilities arising from financing activities.

New accounting pronouncements issued but not yet effective
The following new standards have been issued by the IASB and were not yet effective for the fiscal year beginning January 1, 2017. The company is currently evaluating their impact on its consolidated financial statements and does not expect to adopt any of them in advance of their respective effective dates.

Foreign Currency Transactions and Advance Consideration ("IFRIC 22")
In December 2016 the IASB issued an interpretation by the IFRS Interpretations Committee to clarify the accounting for transactions that include the receipt or payment of advance consideration in a foreign currency. IFRIC 22 is effective for annual periods beginning on or after January 1, 2018, with a choice of prospective or retrospective application. Adoption of IFRIC 22 is not expected to have a significant impact on the company's consolidated financial statements.

Classification and Measurement of Share-based Payment Transactions (Amendments to IFRS 2)
In June 2016 the IASB issued narrow-scope amendments to clarify the classification and measurement requirements of IFRS 2 Share-based Payment. The amendments are effective for annual periods beginning on or after January 1, 2018, with prospective application in accordance with certain transitional provisions. Adoption of the amendments is not expected to have a significant impact on the company's consolidated financial statements.

IFRS 9 Financial Instruments ("IFRS 9")
In July 2014 the IASB issued the complete version of IFRS 9 which will supersede the 2010 version of IFRS 9 currently applied by the company ("IFRS 9 (2010)"). IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with retrospective application, and includes requirements for the classification and measurement of financial assets and liabilities, an expected credit loss model that replaces the existing incurred loss impairment model, and new hedge accounting guidance. The company is nearing completion of its analysis of IFRS 9's accounting requirements and has determined that its current classifications of equity investments, derivatives, financial liabilities and hedge of net investment under IFRS 9 (2010) will remain substantially unchanged. The company continues to monitor and consider evolving guidance and interpretations related to IFRS 9 as it works through the classification analysis for its investments in debt instruments.

IFRS 15 Revenue from Contracts with Customers ("IFRS 15")
In May 2014 the IASB issued IFRS 15 which introduces a single model for recognizing revenue from contracts with customers. IFRS 15 excludes insurance contracts and financial instruments from its scope and is applicable primarily to the company’s non-insurance companies. In April 2016 the IASB issued amendments to clarify certain aspects of IFRS 15 and to provide additional practical expedients upon transition. The standard is effective for annual periods beginning on or after January 1, 2018, with retrospective application. The company has substantially completed its analysis of the accounting requirements under IFRS 15 and does not expect the adoption of IFRS 15 to have a significant impact on the company's consolidated financial statements or to require any significant transition adjustments.

IFRS 16 Leases ("IFRS 16")
In January 2016 the IASB issued IFRS 16 which largely eliminates the distinction between finance and operating leases for lessees. With limited exceptions, a lessee will be required to recognize a right-of-use asset and a liability for its obligation to make lease payments. The standard is effective for annual periods beginning on or after January 1, 2019, with a choice of modified retrospective or full retrospective application. The company has commenced impact assessments and reviews of lease data at its operating companies in preparation for the adoption of IFRS 16.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatments ("IFRIC 23")
In June 2017 the IASB issued IFRIC 23 to clarify how the requirements of IAS 12 Income Taxes should be applied when there is uncertainty over income tax treatments. The interpretation is effective for annual periods beginning on or after January 1, 2019, with modified retrospective or retrospective application. Adoption of IFRIC 23 is not expected to have a significant impact on the company's consolidated financial statements.

IFRS Annual Improvements 2015-2017
In December 2017 the IASB issued amendments to clarify the requirements of four IFRS standards. The amendments are effective for annual periods beginning on or after January 1, 2019, primarily with prospective application. Adoption of the amendments is not expected to have a significant impact on the company's consolidated financial statements.

IFRS 17 Insurance Contracts ("IFRS 17")
In May 2017 the IASB issued IFRS 17, a comprehensive standard that establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts. The measurement approach is based on the following: (i) a current, unbiased probability-weighted estimate of future cash flows expected to arise as the insurer fulfills the contract; (ii) the effect of the time value of money; (iii) a risk adjustment that measures the effects of uncertainty about the amount and timing of future cash flows; and (iv) a contractual service margin which represents the unearned profit in a contract (that is recognized in net earnings as the insurer fulfills its performance obligations under the contract). Estimates are required to be re-measured each reporting period. In addition, a simplified measurement approach is permitted for short-duration contracts in which the coverage period is approximately one year or less. The standard is effective for annual periods beginning on or after January 1, 2021, with retrospective application and some practical expedients available on adoption. The company has commenced implementation planning, education workshops and impact assessments at its largest insurance and reinsurance companies in preparation for the adoption of IFRS 17.

Critical accounting estimates and judgments
In the preparation of the company's consolidated financial statements, management has made a number of critical accounting estimates and judgments which are discussed below, with the exception of the determination of fair value for financial instruments (notes 3 and 5), carrying value of associates (notes 3 and 6), charges related to U.S. tax reform (note 18) and contingencies (note 20). Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
Provision for losses and loss adjustment expenses
Provisions for losses and loss adjustment expenses are estimated based on Canadian accepted actuarial practices, which are designed to ensure the company establishes an appropriate reserve on the consolidated balance sheet to cover insured losses with respect to reported and unreported claims incurred as of the end of each accounting period and related claims expenses. The assumptions underlying the estimation of provisions for losses and loss adjustment expenses are reviewed and updated by the company on an ongoing basis to reflect recent and emerging trends in experience and changes in the risk profile of the business. The estimation techniques employed by the company in determining provisions for losses and loss adjustment expenses and the inherent uncertainties associated with insurance contracts are described in the “Underwriting Risk” section of note 24 while the historic development of the company's insurance liabilities are presented in note 8.
Recoverability of deferred income tax assets
In determining the recoverability of deferred income tax assets, management exercises judgment in assessing recent and expected profitability of applicable operating companies and their ability to utilize any recorded income tax assets. The company reviews its deferred income tax assets quarterly, taking into consideration the availability of sufficient current and projected taxable profits, reversals of taxable temporary differences and tax planning strategies. Details of deferred income tax assets are presented in note 18.
Business combinations
Judgment may be required to determine whether a transaction qualifies as a business combination when it involves elements such as contractual arrangements between shareholders or potential voting rights. Accounting for business combinations requires fair values to be estimated for the consideration transferred, assets acquired and liabilities assumed. The company uses all available information, including external valuations and appraisals where appropriate, to determine these fair values. Changes in estimates of fair value due to additional information related to facts and circumstances that existed at the acquisition date would impact the amount of goodwill (or gain on bargain purchase) recognized. If necessary, the company has up to one year from the acquisition date to finalize the determination of fair values for a business combination. Details of business combinations are presented in note 23.
Assessment of goodwill for potential impairment
Goodwill is assessed annually for impairment or more frequently if there are potential indicators of impairment. Management estimates the recoverable amount of each of the company's cash-generating units using one or more generally accepted valuation techniques, which requires the making of a number of assumptions, including assumptions about future revenue, net earnings, corporate overhead costs, capital expenditures, cost of capital, and growth rate. The recoverable amount of each cash-generating unit to which goodwill has been assigned is compared to its carrying value (inclusive of assigned goodwill). If the recoverable amount of a cash-generating unit is determined to be less than its carrying value, the excess is recognized as a goodwill impairment loss in the consolidated statement of earnings. Given the variability of future-oriented financial information, goodwill impairment tests are subjected to sensitivity analysis. The critical estimates pertain to those cash-generating units where there is little difference between the recoverable amount and the related carrying amount. Details of goodwill are presented in note 12.